Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.39%
Biotechnology–21.43%
AbbVie, Inc.	212,282	$39,038,660
ADMA Biologics, Inc.(b)	296,447	4,787,619
Alnylam Pharmaceuticals, Inc.(b)	57,359	15,562,070
argenx SE, ADR (Netherlands)(b)	45,131	29,566,672
Ascendis Pharma A/S, ADR (Denmark)(b)	47,513	6,208,049
Blueprint Medicines Corp.(b)	72,106	8,114,088
BridgeBio Pharma, Inc.(b)	71,539	2,447,349
CareDx, Inc.(b)	120,573	2,809,351
Cytokinetics, Inc.(b)(c)	91,318	4,516,588
Exelixis, Inc.(b)	219,446	7,274,635
Gilead Sciences, Inc.	184,053	17,889,952
Halozyme Therapeutics, Inc.(b)	94,942	5,377,515
Insmed, Inc.(b)(c)	110,671	8,475,185
Janux Therapeutics, Inc.(b)(c)	34,860	1,515,713
Krystal Biotech, Inc.(b)(c)	19,869	3,173,874
Merus N.V. (Netherlands)(b)	59,280	2,426,923
Natera, Inc.(b)	118,535	20,971,212
Nuvalent, Inc., Class A(b)(c)	23,933	2,053,691
Protagonist Therapeutics, Inc.(b)	65,820	2,487,996
REVOLUTION Medicines, Inc.(b)(c)	36,738	1,577,897
SpringWorks Therapeutics, Inc.(b)(c)	67,510	2,531,625
Twist Bioscience Corp.(b)	148,080	7,754,950
Ultragenyx Pharmaceutical, Inc.(b)	54,960	2,364,929
United Therapeutics Corp.(b)	33,655	11,818,626
Vaxcyte, Inc.(b)(c)	103,972	9,182,807
Vericel Corp.(b)	89,775	5,255,428
Vertex Pharmaceuticals, Inc.(b)	104,867	48,414,997
Viking Therapeutics, Inc.(b)(c)	62,122	2,034,495
		275,632,896
Health Care Distributors–3.14%
Cencora, Inc.	159,035	40,428,287
Health Care Equipment–26.68%
Abbott Laboratories	202,232	25,871,540
Boston Scientific Corp.(b)	1,082,304	110,784,637
Glaukos Corp.(b)	70,386	11,011,186
Globus Medical, Inc., Class A(b)	153,041	14,189,962
Inspire Medical Systems, Inc.(b)	46,233	8,946,085
Insulet Corp.(b)	55,295	15,393,022
Integer Holdings Corp.(b)(c)	56,603	8,050,079
Intuitive Surgical, Inc.(b)	127,407	72,861,515
LeMaitre Vascular, Inc.	40,446	3,920,431
PROCEPT BioRobotics Corp.(b)(c)	44,207	3,205,007
ResMed, Inc.	44,181	10,434,669
Stryker Corp.	149,541	58,513,898
		343,182,031
Health Care Facilities–5.73%
Concentra Group Holdings Parent, Inc.(c)	141,683	3,302,631
Encompass Health Corp.	232,150	23,045,530
HCA Healthcare, Inc.	62,016	20,459,698
Select Medical Holdings Corp.	175,574	3,453,541
Shares		Value
Health Care Facilities–(continued)
Tenet Healthcare Corp.(b)	165,984	$23,385,486
		73,646,886
Health Care REITs–1.42%
Welltower, Inc.	133,550	18,226,904
Health Care Services–2.42%
BrightSpring Health Services, Inc.(b)(c)	319,501	7,540,224
GeneDx Holdings Corp.(b)(c)	43,558	3,260,316
Labcorp Holdings, Inc.	49,602	12,390,580
RadNet, Inc.(b)(c)	120,369	7,880,558
		31,071,678
Health Care Supplies–2.42%
Alcon AG	126,669	11,559,032
Cooper Cos., Inc. (The)(b)	65,802	6,353,183
Lantheus Holdings, Inc.(b)(c)	38,964	3,604,560
Merit Medical Systems, Inc.(b)	73,309	7,981,884
RxSight, Inc.(b)(c)	49,942	1,691,535
		31,190,194
Health Care Technology–0.26%
Waystar Holding Corp.(b)(c)	84,902	3,412,211
Life Sciences Tools & Services–7.37%
BioLife Solutions, Inc.(b)	73,490	2,006,644
Bio-Techne Corp.	94,443	6,946,283
Danaher Corp.	138,658	30,884,683
Lonza Group AG (Switzerland)	24,947	15,818,696
Mettler-Toledo International, Inc.(b)	3,183	4,343,013
Repligen Corp.(b)	53,247	8,850,184
Thermo Fisher Scientific, Inc.	43,332	25,901,703
		94,751,206
Managed Health Care–8.09%
HealthEquity, Inc.(b)	142,522	15,737,279
UnitedHealth Group, Inc.	162,919	88,381,929
		104,119,208
Pharmaceuticals–17.43%
AstraZeneca PLC, ADR (United Kingdom)(c)	384,777	27,226,820
Axsome Therapeutics, Inc.(b)	39,387	4,193,140
Eli Lilly and Co.	140,240	113,745,859
Intra-Cellular Therapies, Inc.(b)	102,505	13,026,335
Merck & Co., Inc.	39,429	3,896,374
Phathom Pharmaceuticals, Inc.(b)(c)	104,826	627,908
Sandoz Group AG (Switzerland)	73,468	3,517,454
Sanofi S.A., ADR	151,026	8,206,753
Tarsus Pharmaceuticals, Inc.(b)	110,673	5,949,780
UCB S.A. (Belgium)	74,955	14,582,740
Zoetis, Inc.	171,144	29,248,510
		224,221,673
Total Common Stocks & Other Equity Interests (Cost $768,967,423)		1,239,883,174
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Money Market Funds–3.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	16,732,184	$16,732,184
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	31,728,217	31,728,217
Total Money Market Funds (Cost $48,460,401)		48,460,401
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $817,427,824)		1,288,343,575
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.20%
Invesco Private Government Fund, 4.35%(d)(e)(f)	18,560,318	18,560,319
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.48%(d)(e)(f)	48,281,215	$48,295,699
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,856,018)		66,856,018
TOTAL INVESTMENTS IN SECURITIES–105.36% (Cost $884,283,842)		1,355,199,593
OTHER ASSETS LESS LIABILITIES—(5.36)%		(68,906,270)
NET ASSETS–100.00%		$1,286,293,323
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,462,254	$28,635,105	$(25,365,175)	$-	$-	$16,732,184	$215,500
Invesco Treasury Portfolio, Institutional Class	25,655,488	53,179,481	(47,106,752)	-	-	31,728,217	404,007
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,755,690	43,176,441	(43,371,812)	-	-	18,560,319	170,422*
Invesco Private Prime Fund	48,919,544	103,988,739	(104,612,584)	3,296	(3,296)	48,295,699	450,540*
Total	$106,792,976	$228,979,766	$(220,456,323)	$3,296	$(3,296)	$115,316,419	$1,240,469

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,194,405,252	$45,477,922	$—	$1,239,883,174
Money Market Funds	48,460,401	66,856,018	—	115,316,419
Total Investments	$1,242,865,653	$112,333,940	$—	$1,355,199,593
Invesco Health Care Fund